Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value On Recurring Basis by Level Within Fair Value Hierarchy

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

		September 30, 2020
	Valuation Hierarchy	Amortized Costs	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Aggregate Fair Value
Assets:
Cash equivalents:
Money market funds	Level 1	$43,058	$—	$—	$43,058
Short-term investments:
U.S. Treasury securities	Level 1	24,992	1	—	24,993
Corporate debt	Level 2	7,895	—	—	7,895

Total assets		$75,945	$1	$—	$75,946

		December 31, 2019
	Valuation Hierarchy	Amortized Costs	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Aggregate Fair Value
Assets:
Cash equivalents:
Money market funds	Level 1	$29,761	$—	$—	$29,761
Commercial paper	Level 2	2,299	—	—	2,299
Short-term investments:
Commercial paper	Level 2	10,972	—	—	10,972
Corporate debt	Level 2	17,357	19	—	17,376
Asset-backed securities	Level 2	4,801	3	—	4,804

Total assets		$65,190	$22	$—	$65,212

Liabilities:
Redeemable convertible preferred stock warrant liability	Level 3	$4,285	$—	$—	$4,285

Total liabilities		$4,285	$—	$—	$4,285

The following tables present the Company’s assets and liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

		December 31, 2018
	Valuation Hierarchy	Amortized Cost	Gross Unrealized Holding Gains		Gross Unrealized Holding Losses	Aggregate Fair Value
Assets:
Cash equivalents:
Money market funds	Level 1	$21,889		$—	$—	$21,889
Repurchase agreements	Level 2	6,000		—	—	6,000
Short-term investments:
Government debt	Level 1	13,981		—	(1)	13,980
Commercial paper	Level 2	44,263		—	—	44,263
Corporate debt	Level 2	30,852		—	(36)	30,816
Asset-backed securities	Level 2	20,482		—	(23)	20,459

Total assets		$137,467	$		$(60)	$137,407

Liabilities:
Redeemable convertible preferred stock warrant liability	Level 3	$8,085		$—	$—	$8,085

Total liabilities		$8,085		$—	$—	$8,085

		December 31, 2019
	Valuation Hierarchy	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Aggregate Fair Value
Assets:
Cash equivalents:
Money market funds	Level 1	$29,761	$—	$—	$29,761
Commercial paper	Level 2	2,299	—	—	2,299
Short-term investments:
Commercial paper	Level 2	10,972	—	—	10,972
Corporate debt	Level 2	17,357	19	—	17,376
Asset-backed securities	Level 2	4,801	3	—	4,804

Total assets		$65,190	$22	$—	$65,212

Liabilities:
Redeemable convertible preferred stock warrant liability	Level 3	$4,285	$—	$—	$4,285

Total liabilities		$4,285	$—	$—	$4,285

Schedule of Change in Fair Value of Redeemable Convertible Preferred Stock Warrant Liability

The change in fair value of the redeemable convertible preferred stock warrant liability was as follows (in thousands):

Balance at December 31, 2019	$4,285
Change in fair value	93
Conversion of Series A redeemable convertible preferred stock warrants to common stock warrants upon the closing of the IPO	(1,252)
Reclassified to additional paid-in capital	(3,126)

Balance at September 30, 2020	$—

The change in fair value of the Company’s redeemable convertible preferred stock warrant liability was as follows (in thousands):

	Years Ended December 31,
	2018	2019
Beginning balance	$7,823	$8,085
Change in fair value of redeemable convertible preferred stock warrant liability	262	(3,800)

Ending balance	$8,085	$4,285